RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
As of December 31, 2024, Techint Holdings S.à r.l. (“Techint”) indirectly owned 65.03% of the Company’s share capital and Tenaris Investments S.à r.l. (“Tenaris”) held 11.46% of the Company’s share capital and voting rights. Each of Techint and Tenaris were controlled by San Faustin S.A., a Luxembourg company (“San Faustin”). Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin (“RP STAK”), a private foundation (Stichting) located in the Netherlands, held voting shares in San Faustin sufficient in number to control San Faustin. No person or group of persons controls RP STAK.

For commitments with Related parties, see note 25.

The following transactions were carried out with related parties:

	Year ended December 31,
	2024	2023	2022

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	138,416	163,591	720,137
Sales of goods to other related parties	151,270	174,869	224,698
Sales of services and others to non-consolidated parties	181	168	177
Sales of services and others to other related parties	2,844	3,932	4,213

	292,711	342,560	949,225
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	333,260	491,011	643,494
Purchases of goods from other related parties	93,214	81,404	70,951
Purchases of services and others from non-consolidated parties	99,397	23,574	13,735
Purchases of services and others from other related parties	179,329	103,334	78,899

	705,200	699,323	807,079
(c) Financial results
Income with non-consolidated parties	13,484	12,263	8,298
Expenses in connection with lease contracts from other related parties	(822)	(757)	(976)
	12,662	11,506	7,322
(d) Dividends received
Dividends from non-consolidated parties	27,062	34,841	15,493
	27,062	34,841	15,493
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	915	1,396	3,300
Income (expenses), net with other related parties	2,548	1,753	682

	3,463	3,149	3,982

	As of December 31,
	2024	2023

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	156,937	143,292
Receivables from other related parties	26,988	29,402
Advances from non-consolidated parties	2,524	2,843
Advances to suppliers with other related parties	131,685	123,921
Payables to non-consolidated parties	(57,230)	(149,562)
Payables to other related parties	(39,721)	(27,963)
Lease liabilities with other related parties	(1,861)	(1,379)

	219,322	120,554
26.    RELATED PARTY TRANSACTIONS (continued)
(iii) Officers and Directors’ compensation
During the year ended December 31, 2024, the cash compensation of Officers and Directors amounted to $27,221 (2023: $26,608). In addition, Officers received 1,051,000 Units for a total amount of $6,408 (2023: $6,731) in connection with the incentive retention program mentioned in note 4 (o)(3).